INCORPORATION AND PRINCIPAL ACTIVITIES	6 Months Ended
Jun. 30, 2022
General Information About Financial Statements [Abstract]
INCORPORATION AND PRINCIPAL ACTIVITIES	INCORPORATION AND PRINCIPAL ACTIVITIES
General

Arrival (the “Company” or the “Group” if together with its subsidiaries, previously named Arrival Group S.A.) was incorporated in Luxembourg on October 27, 2020 as a Société Anonyme for an unlimited period. The Company has its registered address at 60A, rue des Bruyères, L-1274 Howald, Luxembourg and is registered at the Luxembourg Commercial Register under number R.C.S Luxembourg n° B248209.

These unaudited condensed consolidated interim financial statements as at and for the six months ended June 30, 2022, comprise the Company and its subsidiaries (together referred to as the "Group). The Group’s principal activity is the research & development (“R&D”) and design of electric commercial vehicles, electric vehicle components, robotic manufacturing processes for electric vehicles and associated software. The Group’s main operations are in the United Kingdom, United States and Europe.

Merger in the prior period

On November 18, 2020 the Company entered into a business combination agreement (Merger agreement) with CIIG Merger Corp. (“CIIG”) for the transfer of the shareholding in CIIG to Arrival.

In line with the terms of the arrangement, on conclusion of the transaction, on March 24, 2021, the Shareholders of CIIG exchanged their shareholding in CIIG for new shares issued in Arrival where one share in CIIG would be exchanged for one share in Arrival. As a result of this transaction, all the shareholding in CIIG is transferred to Arrival and CIIG is merged with Arrival, with Arrival being the resultant entity listed on NASDAQ. Arrival trades under ticker symbol “ARVL”.

The transaction was accounted for as a reverse merger in accordance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). Under the reverse merger method of accounting, Arrival is treated as the “acquirer” company.

Operations in Russia

Due to geopolitical considerations and the uncertain nature, magnitude and duration of Russia’s war in Ukraine and actions taken by Western and other states and multinational organizations in response thereto, Arrival has taken the decision to close our Russia location. In this process the company has expended time and resources in relocating employees and data from Russia to other jurisdictions. USD 5,505,697 in costs have been incurred related to this move, the majority of which (approximately USD 4,563,420) relate to provisions of property, plant and equipment, inventory and other assets that can not be moved from Russia due to country restrictions. The remaining costs relate to relocation of employees. There are no remaining material costs to be incurred relating to this move.